Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Consolidated entities [member]
Capitalized Costs Relating to Oil and Gas Producing Activities by Geographic Area [line items]
Property costs and producing assets	¥ 1,969,409	¥ 1,890,903
Support facilities	483,216	465,022
Construction-in-progress	119,583	150,535
Total capitalized costs	2,572,208	2,506,460
Accumulated depreciation, depletion and amortization	(1,635,837)	(1,542,037)
Net capitalized costs	936,371	964,423
Equity method investments [member]
Capitalized Costs Relating to Oil and Gas Producing Activities by Geographic Area [line items]
Net capitalized costs	¥ 19,056	¥ 20,465